Summary of significant accounting policies - Loans receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of significant accounting policies
Allowance for credit losses recovered	$ (65,507)	$ 275,500	$ 0